Interest and Finance Costs, net (Predecessor) (Details) - USD ($)	5 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Interest Expense [Abstract]
Total	$ 0	$ 2,979,000
United Maritime Predecessor [Member]
Interest Expense [Abstract]
Interest on long-term debt			$ 273,335	$ 318,646
Amortization of debt issuance costs			43,183	52,419
Other, net			(1,073)	1,954
Total			$ 315,445	$ 373,019